Foreign currency position	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Foreign currency position

Note 38 - Foreign currency position

In the Consolidated Statements of Financial Position as of December 31, 2019 and 2018, assets and liabilities are included in local and foreign currency, as well as adjustable by the variation of the exchange rate, for the amounts indicated below:

							Others
As of December 31, 2019	Note	CLP (*)	UF	USD	COP	EUR	currency	Readjustment	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	243,754	—	364,594	398,780	2,553	—	—	1,009,681
Cash items in process of collection	5b)	150,463	—	80,132	710	—	—	—	231,305
Financial instruments at fair value through profit or loss	6	112,224	—	—	71,478	—	—	—	183,702
Financial instruments at fair value through other comprehensive income	11	1,600,147	1,023,726	124,310	850,707	—	—	—	3,598,890
Loans and accounts receivable at amortized cost	10	5,678,458	8,749,298	3,459,607	4,355,845	841	—	10,648	22,254,697
Financial instruments at amortized cost	11	—	—	30,123	85,535	—	—	—	115,658
Investments under resale agreements	7	46,686	—	—	29,289	—	—	—	75,975
Investments in companies		5,833	—	—	3,772	—	—	—	9,605
Financial derivative contracts	8	2,199,266	324,414	536,936	93,427	914	—	—	3,154,957
Interbank loans, net	9	—	—	35,944	20,452	—	—	—	56,396
Intangible assets	12	1,400,449	—	1,104	172,880	—	—	—	1,574,433
Property, plant, and equipment	13	72,766	—	422	21,892	—	—	—	95,080
Right-of-use asset under lease agreements		121,241	—	7,936	38,264	—	—	—	167,441
Current taxes	14	30,773	—	—	54,743	—	—	—	85,516
Deferred taxes	14	182,302	—	20,942	5,413	—	—	—	208,657
Other assets	15	248,755	91,456	359,198	71,182	—	—	270	770,861
Other non-current assets held for sale	16	17,202	—	—	—	—	—	—	17,202
TOTAL ASSETS		12,110,319	10,188,894	5,021,248	6,274,369	4,308	—	10,918	33,610,056

Deposits and other demand liabilities	16	2,255,736	2,855	534,005	2,079,465	1,387	—	—	4,873,448
Cash in process of being cleared	5b)	100,395	—	64,178	—	—	—	—	164,573
Obligations under repurchase agreements	7	499,136	—	—	60,321	—	—	—	559,457
Time deposits and other time liabilities	16	7,952,973	391,679	1,356,132	1,919,402	—	—	1	11,620,187
Financial derivative contracts	8	1,960,447	402,899	476,568	97,212	908	—	—	2,938,034
Interbank borrowings	17	—	—	2,563,630	83,126	—	—	—	2,646,756
Debt instruments issued	18	763,503	4,924,260	129,281	590,471	841	—	—	6,408,356
Other financial liabilities	18	12,956	10	—	—	—	—	—	12,966
Lease contracts liabilities		659	129,034	7,689	35,273	—	—	269	172,924
Current taxes	14	13	—	—	—	—	—	—	13
Deferred taxes	14	—	—	—	263	—	—	—	263
Provisions	19	106,456	—	—	71,371	—	—	—	177,827
Other liabilities	20	265,814	268,685	115,196	54,446	—	—	4,773	708,914
Liabilities directly associated with non-current assets held for sale	20	—	—	—	—	—	—	—	—
TOTAL LIABILITIES		13,918,088	6,119,422	5,246,679	4,991,350	3,136	—	5,043	30,283,718
Assets (liabilities) net		(1,807,769)	4,069,472	(225,431)	1,283,019	1,172	—	5,875	3,326,338

(*)    Includes transactions denominated in foreign currencies but that are settled in pesos.

Note 38 - Foreign currency position, continued

							Others
As of December 31, 2018	Note	CLP (*)	UF	USD	COP	EUR	currency	Readjustment	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	223,099	—	449,437	299,458	15,686	—	—	987,680
Cash items in process of collection	5b)	195,640	—	119,725	226	2,861	206	—	318,658
Financial instruments at fair value through profit or loss	6	54,162	—	—	42,781	—	—	—	96,943
Financial instruments at fair value through other comprehensive income	11	835,543	680,505	78,908	1,060,143	—	—	—	2,657,154
Loans and accounts receivable at amortized cost	10	5,571,537	7,785,104	3,208,848	4,120,535	19,391	13	8,942	20,714,370
Financial instruments at amortized cost	11	—	—	122,391	76,532	—	—	—	198,923
Investments under resale agreements	7	91,510	—	—	17,957	—	—	—	109,467
Financial derivative contracts	8	972,693	66,989	226,561	102,709	5	—	—	1,368,957
Interbank loans, net	9	239,963	—	70,823	30,458	—	—	—	341,244
Intangible assets	12	1,389,518	—	1,308	180,138	—	—	—	1,570,964
Property, plant, and equipment	13	77,639	—	846	17,079	—	—	—	95,564
Current taxes	14	68,094	—	2,887	52,148	—	—	—	123,129
Deferred taxes	14	130,883	—	20,311	27,492	—	—	—	178,686
Other assets	15	200,164	7,787	164,724	121,619	7,467	36	—	501,797
Other non-current assets held for sale	16	59,802	—	—	—	—	—	—	59,802
TOTAL ASSETS		10,110,247	8,540,385	4,466,769	6,151,330	45,410	255	8,942	29,323,338

Deposits and other demand liabilities	16	2,058,537	4,214	444,668	1,785,581	7,418	57	—	4,300,475
Cash in process of being cleared	5b)	133,926	—	112,284	—	796	159	—	247,165
Obligations under repurchase agreements	7	363,789	—	6,834	644,991	—	—	—	1,015,614
Time deposits and other time liabilities	16	6,513,874	609,136	1,955,631	1,042,445	25	—	—	10,121,111
Financial derivative contracts	8	773,186	83,339	178,869	76,207	1,205	—	—	1,112,806
Interbank borrowings	17	—	5,863	2,279,817	39,859	2,170	14	—	2,327,723
Debt instruments issued	18	439,805	4,475,832	649,897	444,590	—	—	—	6,010,124
Other financial liabilities	18	12,390	10	—	—	—	—	—	12,400
Current taxes	14	528	—	—	663	—	—	—	1,191
Deferred taxes	14	—	—	454	17	—	—	—	471
Provisions	19	140,925	—	—	73,978	—	—	—	214,903
Other liabilities	20	239,175	133,106	69,900	49,508	2,509	—	27,597	521,795
Liabilities directly associated with non-current assets held for sale	20	—	—	—	—	—	—	—	—
TOTAL LIABILITIES		10,676,135	5,311,500	5,698,354	4,157,839	14,123	230	27,597	28,885,778
Assets (liabilities) net		(565,888)	3,228,885	(1,231,585)	1,993,491	31,287	25	(18,655)	3,437,560
(*)    Includes transactions denominated in foreign currencies but that are settled in pesos.